12. Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Currently paid or payable	$ 1,533,835	$ 92,482
Deferred expense (benefit)	(402,748)	(231,970)
Total income tax (benefit) expense	$ 1,131,087	$ (139,488)